Document and Entity Information	3 Months Ended
Aug. 31, 2011
Document And Entity Information
Entity Registrant Name	Ecoland International Inc
Entity Central Index Key	0001388180
Document Type	10-Q
Document Period End Date	Aug. 31, 2011
Amendment Flag	false
Current Fiscal Year End Date	--03-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	No
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding	88,650,000
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2011